Inventory, net - Summary of Inventory, net (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 645	$ 281	$ 171
Work in process			13
Finished goods	116	148	65
Inventory at cost	761	429	249
Less reserve for obsolescence	0	0	(8)
Inventory, net	$ 761	$ 429	$ 241